3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		161 Months Ended	167 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Summary Of Significant Accounting Policies Details
Net loss					$ (953,936)	$ (2,531,228)
Deemed dividend to preferred stockholders					(100,000)
Numerator – loss attributable to common stockholders	$ (1,505,593)	$ (164,465)	$ (2,884,681)	$ (596,778)	$ (1,053,936)	$ (2,531,228)	$ (18,520,733)	$ (21,405,414)
Denominator-weighted average number of shares outstanding, basic and diluted					15,912,112	15,785,239
Loss per share, basic and diluted	$ (0.08)	$ (0.08)	$ (0.23)	$ (0.30)	$ (0.53)	$ (1.28)